Net Loss Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

NOTE 13 – NET LOSS PER SHARE

The following table presents the calculation of basic and diluted net loss per share for the period following the Reorganization Transactions (in thousands, except per share amounts):

July 24, 2024 through September 30, 2024
Numerator:
Net loss	$(247,510)
Less: net loss attributable to non-controlling interest	(77,402)
Net loss attributable to OneStream, Inc.	$(170,108)
Denominator:
Weighted-average shares of Class A and Class D common stock outstanding–basic and diluted	160,300
Net loss per share:
Net loss per share of Class A and Class D common stock–basic and diluted	$(1.06)

Shares of Class B common stock and Class C common stock do not share in the earnings or losses of OneStream, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted net loss per share of Class B and Class C common stock under the two-class method has not been presented.

During the period from July 24, 2024 through September 30, 2024, the Company incurred net losses and, therefore, the effect of the Company’s potentially dilutive securities were not included in the calculation of diluted loss per share as the effect would be anti-dilutive. The following table contains outstanding share totals with a potentially dilutive impact (in thousands):

July 24, 2024 through September 30, 2024
Stock options	39,101
RSUs	187
Total	39,288